Goodwill and Intangible Assets - Summary of Intangible Assets (Parenthetical) (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about intangible assets [line items]
Acquisitions	R$ 2,422
Software licenses [Member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	327
Hyperinflationary [member]
Disclosure of detailed information about intangible assets [line items]
Amortization other	34	R$ 17
Acquisition of payrolls and associations rights [member]
Disclosure of detailed information about intangible assets [line items]
Amortization expense	R$ (860)	R$ (594)	R$ (519)